Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of class A ordinary shares subject to possible redemption [Abstract]
Gross proceeds		$ 325,000,000
Less:
Fair value of Public Warrants at issuance		(9,880,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption		(17,947,372)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		27,827,372
Class A ordinary shares subject to possible redemption	$ 325,143,799	$ 325,000,000
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 143,799